INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes — 47.7%
COMMUNICATION SERVICES — 1.5%
336,000	AT&T 5.15%, 03/15/42	427,287
750,000	Netflix 4.88%, 04/15/28	846,997
	T-Mobile USA
500,000	2.25%, 11/15/31 (a)	514,108
1,000,000	3.30%, 02/15/51 (a)	1,030,705
168,000	Warner Media 5.35%, 12/15/43	197,421

		3,016,518

CONSUMER DISCRETIONARY — 5.5%
	Ford Motor Credit
750,000	VAR ICE LIBOR USD 3 Month+1.080%, 1.30%, 08/03/22	731,521
500,000	5.88%, 08/02/21	512,375
	Las Vegas Sands
1,500,000	3.20%, 08/08/24	1,589,819
4,410,000	3.90%, 08/08/29	4,746,094
3,250,000	Marriott International 4.00%, 04/15/28	3,599,568

		11,179,377

CONSUMER STAPLES — 2.1%
358,000	Altria Group 4.50%, 05/02/43	411,676
1,000,000	Sysco 2.40%, 02/15/30	1,042,645
	Walgreens Boots Alliance
1,950,000	3.20%, 04/15/30	2,122,475
650,000	4.50%, 11/18/34	748,063

		4,324,859

ENERGY — 0.8%
225,000	BP Capital Markets VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.398%, 4.88%, (b)	251,595
259,000	Energy Transfer Operating 6.50%, 02/01/42	316,942
90,000	Occidental Petroleum 6.20%, 03/15/40	89,325
1,150,000	Plains All American Pipeline VAR ICE LIBOR USD 3 Month+4.110%, 6.13%, (b)	937,250
150,000	Unit Corp 6.63%, 05/15/21 (c)	19,313

		1,614,425

FINANCIALS — 13.2%
1,750,000	Arbor Realty Trust 4.50%, 03/15/27	1,638,369
2,000,000	Athene Holding 3.50%, 01/15/31	2,118,005

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
FINANCIALS (continued)
	Bank of America
1,750,000	VAR ICE LIBOR USD 3 Month+3.898%, 6.10%, (b)	1,984,054
500,000	VAR ICE LIBOR USD 3 Month+4.553%, 6.30%, (b)	584,062
1,000,000	Bank of New York Mellon VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%, 4.70%, (b)	1,105,300
1,400,000	Charles Schwab VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%, 5.38%, (b)	1,562,750
505,000	VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, (b)	534,669
925,000	Citizens Financial Group VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%, 5.65%, (b)	1,040,810
1,500,000	Everest Reinsurance Holdings VAR ICE LIBOR USD 3 Month+2.385%, 2.61%, 05/15/37	1,369,315
103,000	Genworth Holdings 4.80%, 02/15/24	93,590
500,000	Goldman Sachs Group, Inc. VAR ICE LIBOR USD 3 Month+3.922%, 4.13%, (b)	500,240
500,000	Independent Bank Group VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	496,288
245,000	JPMorgan Chase & Co VAR ICE LIBOR USD 3 Month+3.470%, 3.68%, (b)	245,055
3,000,000	VAR ICE LIBOR USD 3 Month+3.780%, 6.75%, (b)	3,369,050
17,000	MetLife VAR ICE LIBOR USD 3 Month+3.575%, 3.79%, (b)	16,958
850,000	NTC Capital II VAR ICE LIBOR USD 3 Month+0.590%, 0.83%, 04/15/27	807,774
2,750,000	Oaktree Specialty Lending 3.50%, 02/25/25	2,850,280
250,000	People’s United Bank 4.00%, 07/15/24	269,741
895,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	960,379
750,000	State Street VAR ICE LIBOR USD 3 Month+1.000%, 1.22%, 06/15/47	645,122

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
FINANCIALS (continued)
	Truist Financial
1,650,000	VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%, 4.95%, (b)	1,819,142
2,000,000	VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%, 5.10%, (b)	2,290,020
795,000	Wachovia Capital Trust II VAR ICE LIBOR USD 3 Month+0.500%, 0.74%, 01/15/27	743,681

		27,044,654

HEALTHCARE — 1.7%
2,000,000	AmerisourceBergen 2.80%, 05/15/30	2,177,059
1,000,000	Anthem 3.13%, 05/15/50	1,099,905
51,610	CVS Pass-Through Trust 6.04%, 12/10/28	59,987
187,000	Endo Finance 5.38%, 01/15/23 (a)	185,811

		3,522,762

INDUSTRIALS — 7.6%
1,554,000	BNSF Funding Trust I VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,777,387
	Boeing
2,125,000	3.25%, 03/01/28	2,231,028
2,150,000	3.45%, 11/01/28	2,308,906
750,000	3.60%, 05/01/34	791,774
1,500,000	Carrier Global 2.70%, 02/15/31	1,614,437
750,000	General Electric Co VAR ICE LIBOR USD 3 Month+0.300%, 0.54%, 05/13/24	726,705
850,000	VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, (b)	791,775
	Southwest Airlines
1,390,000	2.63%, 02/10/30	1,420,380
3,100,000	7.38%, 03/01/27	3,898,470

		15,560,862
MATERIALS — 2.6%
	Ball
2,250,000	2.88%, 08/15/30	2,247,188
1,750,000	4.88%, 03/15/26	1,979,547
1,000,000	Sherwin-Williams 3.30%, 05/15/50	1,109,793

		5,336,528

REAL ESTATE — 6.0%
250,000	Brookfield Property REIT 5.75%, 05/15/26 (a)	246,719
	Federal Realty Investment Trust
475,000	3.20%, 06/15/29	516,022
2,500,000	3.50%, 06/01/30	2,773,608

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
REAL ESTATE (continued)
	National Retail Properties
328,000	4.00%, 11/15/25	370,235
900,000	4.30%, 10/15/28	1,044,686
750,000	Regency Centers 2.95%, 09/15/29	802,103
850,000	Retail Opportunity Investments Partnership 4.00%, 12/15/24	891,184
735,000	Simon Property Group 3.38%, 12/01/27	822,365
	VEREIT Operating Partnership
2,500,000	3.10%, 12/15/29	2,701,376
1,000,000	3.40%, 01/15/28	1,105,305
100,000	3.95%, 08/15/27	113,513
500,000	4.60%, 02/06/24	550,407
200,000	4.63%, 11/01/25	230,348

		12,167,871

UTILITIES — 6.7%
1,925,000	Duke Energy VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 4.88%, (b)	2,089,260
1,750,000	Edison International 4.13%, 03/15/28	1,952,507
	Pacific Gas and Electric
4,250,000	2.50%, 02/01/31	4,269,216
3,000,000	3.50%, 08/01/50	2,992,670
42,000	PacifiCorp 6.25%, 10/15/37	62,835
15,000	Southern California Edison 3.90%, 12/01/41	16,194
2,560,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 2.33%, 05/15/67	2,200,997

		13,583,679

	Total Corporate Bonds & Notes (Cost $93,458,738)	97,351,535

Agency Mortgage-Backed Securities — 22.7%
	Federal Home Loan Mortgage Corp.
664,073	4.00%, 5/1/2044	733,558
114,998	5.00%, 6/1/2041	133,800
2,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K735, Class AM 2.46%, 5/25/2026	2,170,437
	Federal National Mortgage Assoc.
2,470,152	3.00%, 2/1/2043 to 6/1/2043 (d)	2,674,952
1,080,535	3.50%, 11/1/2042 to 2/1/2043 (d)	1,188,012
964,740	4.00%, 1/1/2041 to 3/1/2044 (d)	1,060,075
1,306,716	4.50%, 10/1/2039 to 4/1/2041 (d)	1,463,212
151,363	5.00%, 6/1/2041	176,010

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
1,500,000	Federal National Mortgage Assoc. ACES, Series 2019-M12, Class A2 2.89%, 6/25/2029 (e)	1,698,368
1,837,871	FRESB Mortgage Trust, Series 2018-SB53, Class A10F 3.65%, 6/25/2028 (e)	2,030,277
1,855,374	FRESB Mortgage Trust, Series 2019-SB62, Class A10F 3.07%, 3/25/2029 (e)	2,001,440
1,916,080	FRESB Mortgage Trust, Series 2019-SB60, Class A10F 3.31%, 1/25/2029 (e)	2,060,968
2,486,755	FRESB Mortgage Trust, Series 2018-SB52, Class A10F 3.47%, 6/25/2028 (e)	2,667,558
904,189	FRESB Mortgage Trust, Series 2019-SB63, Class A10H VAR ICE LIBOR USD 1 Month+2.890%, 2.89%, 3/25/2039	948,428
1,225,938	FRESB Mortgage Trust, Series 2017-SB42, Class A10F 2.96%, 10/25/2027 (e)	1,308,324
397,717	Government National Mortgage Assoc., Series 2018-3, Class AG 2.50%, 10/16/2058	417,494
1,841,643	Government National Mortgage Assoc., Series 69, Class AS 2.75%, 2/16/2058	1,937,705
1,886,963	Government National Mortgage Assoc., Series 8, Class AH 2.55%, 1/16/2062	1,991,182
1,421,795	Government National Mortgage Assoc., Series 2012-83, Class AK 3.32%, 12/16/2053 (e)	1,535,738
1,473,912	Government National Mortgage Assoc., Series 70, Class AE 2.60%, 10/16/2058	1,557,969
1,631,044	Government National Mortgage Assoc., Series 3, Class AH 2.50%, 2/16/2062	1,717,455
2,500,000	Government National Mortgage Assoc., Series 2012-100, Class BA 2.60%, 8/16/2052 (e)	2,661,488
1,236,865	Government National Mortgage Assoc., Series 2017-106, Class AC 2.60%, 4/16/2051	1,301,634
428,835	Government National Mortgage Assoc., Series 2018-123, Class AH 3.25%, 9/16/2052	448,701
1,000,000	Government National Mortgage Assoc., Series 2018-68, Class B 3.00%, 2/16/2059 (e)	1,083,079
1,727,855	Government National Mortgage Assoc., Series 2018-156, Class AD 3.25%, 8/16/2059 (e)	1,855,239

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
1,764,825	Government National Mortgage Assoc., Series 2019-2, Class AE 3.25%, 3/16/2059	1,870,480
	Government National Mortgage Assoc.
785,894	3.50%, 5/20/2043	858,696
776,962	4.00%, 1/20/2041 to 4/20/2043 (d)	858,352
747,625	Government National Mortgage Assoc., Series 46, Class A 2.50%, 11/16/2057	789,610
546,931	Government National Mortgage Assoc., Series 2017-24, Class A 2.25%, 9/16/2044	560,984
1,073,616	Government National Mortgage Assoc., Series 2018-129, Class AG 3.10%, 5/16/2059	1,113,720
1,335,780	Government National Mortgage Assoc., Series 2019-55, Class AH 3.15%, 3/16/2061 (e)	1,442,773

	Total Agency Mortgage-Backed Securities (Cost $43,279,461)	46,317,718

Shares
Preferred Stock — 7.2%
COMMUNICATION SERVICES — 3.0%
166,426	Qwest Corp. 6.50%, 09/01/2056	4,232,213
72,916	Qwest Corp. 6.75%, 06/15/2057	1,878,316

		6,110,529

ENERGY — 1.6%
38,650	Enbridge 6.38%, 04/15/2078(f)	1,039,685
13,800	Energy Transfer Operating 7.60%(b)(f)	311,190
32,862	Energy Transfer Operating 7.38%(b)(f)	679,258
53,750	Energy Transfer Operating 7.63%(b)(f)	1,144,875

		3,175,008

FINANCIALS — 1.2%
5,929	Athene Holding 6.38%(b)(f)	165,656
20,000	B. Riley Financial 6.75%, 05/31/2024	516,200
12,488	B. Riley Financial 6.88%, 09/30/2023	313,824
13,005	GMAC Capital Trust I 6.01%, 02/15/2040(f)	351,785
21,550	Monroe Capital 5.75%, 10/31/2023	543,060
21,000	RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(b)	524,580

		2,415,105

REAL ESTATE — 0.2%
20,600	Brookfield Property Partners 6.50%(b)	482,246

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2020	Highland Fixed Income Fund

Shares		Value ($)
Preferred Stock (continued)
UTILITIES — 1.2%
61,167	SCE Trust III 5.75%(b)(f)	1,498,592
8,785	SCE Trust V 5.45%(b)(f)	224,896
12,348	SCE Trust VI 5.00%(b)	298,081
18,241	Southern 4.95%, 01/30/2080	499,803

		2,521,372

	Total Preferred Stock (Cost $14,264,261)	14,704,260

Principal Amount ($)
U.S. Treasury Obligations — 5.8%
	U.S. Treasury Bonds
6,400,000	1.13%, 5/15/2040 to 8/15/2040 (d)	6,070,563
750,000	1.25%, 5/15/2050	680,566
1,000,000	2.00%, 2/15/2050	1,086,406
3,500,000	2.25%, 8/15/2046	3,996,289

	Total U.S. Treasury Obligations (Cost $11,468,073)	11,833,824

Shares
Registered Investment Companies — 5.2%
132,942	DoubleLine Income Solutions Fund	2,204,178
61,511	DoubleLine Opportunistic Credit Fund	1,208,691
98,900	PGIM High Yield Bond Fund	1,483,500
117,510	PIMCO Dynamic Credit and Mortgage Income Fund	2,491,212
229,108	RiverNorth DoubleLine Strategic Opportunity Fund	3,280,827

	Total Registered Investment Companies (Cost $10,570,864)	10,668,408

Principal Amount ($)
U.S. Government Agency - Asset-Backed Securities — 3.6%
1,848,565	SBA Small Business Investment Company, Series 2018-10A, Class 1 3.19%, 3/10/2028	1,976,221
1,908,117	SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/10/2028	2,083,111
1,756,019	SBA Small Business Investment Company, Series 2019-10A, Class 1 3.11%, 3/10/2029	1,870,666
1,303,424	Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	1,451,695

	Total U.S. Government Agency - Asset-Backed Securities (Cost $6,890,238)	7,381,693

Principal Amount ($)		Value ($)
Municipal Bonds — 3.3%
CALIFORNIA — 0.5%
200,000	California State 0.92%, 04/01/47	199,970
300,000	San Francisco City & County Redevelopment Financing Authority 8.26%, 08/01/29	427,167
470,000	Stanton Redevelopment Agency 8.63%, 12/01/21	505,137

		1,132,274

KENTUCKY — 0.4%
750,000	Clark County School District Finance Corp Insured: ST INTERCEPT 5.20%, 06/01/26	753,277

MARYLAND — 0.2%
500,000	Maryland Economic Development 3.70%, 06/01/25	530,910

MICHIGAN — 0.7%
750,000	Belding Area Schools Insured: Q-SBLF 6.50%, 05/01/25	753,165
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/26	645,585

		1,398,750

NEW YORK — 0.6%
320,000	New York & New Jersey Port Authority 4.46%, 10/01/62	426,589
720,000	New York State Dormitory Authority 5.00%, 01/01/24	767,081

		1,193,670

NORTH DAKOTA — 0.5%
750,000	Kindred Public School District No. 2 6.00%, 08/01/27	948,720

WASHINGTON — 0.4%
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/22	773,738

	Total Municipal Bonds (Cost $6,302,084)	6,731,339

Asset-Backed Securities — 0.8%
410,000	Avis Budget Rental Car Funding AESOP, Series 2016-1A, Class A 2.99%, 6/20/2022 (a)	412,360
1,000,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1 3.13%, 3/15/2023 (a)	1,005,696
118,710	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3 1.93%, 1/18/2022	118,942

	Total Asset-Backed Securities (Cost $1,524,518)	1,536,998

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Non-Agency Collateralized Mortgage-Backed Securities — 0.8%
120,000	Commercial Mortgage Trust, Series 2014-CR14, Class AM 4.53%, 2/10/2047 (e)	131,554
100,000	Commercial Mortgage Trust, Series 2013-LC13, Class AM 4.56%, 8/10/2046 (a)(e)	108,626
105,000	GS Mortgage Securities Trust, Series 2014-GC20, Class AS 4.26%, 4/10/2047	114,485
153,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047 (e)	157,144
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C 4.79%, 2/15/2047 (e)	98,486
210,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS 4.08%, 7/15/2046 (e)	224,136
191,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C 4.08%, 7/15/2046 (e)	146,085
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class B 5.21%, 3/15/2045 (a)(e)	101,023
115,000	WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS 4.26%, 12/15/2046	124,286
140,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B 4.72%, 3/15/2047 (e)	152,346
263,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (e)	287,419

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,618,934)	1,645,590

Shares
Common Stocks — 0.7%
FINANCIALS — 0.1%
30,103	Oaktree Strategic Income	233,298

REAL ESTATE — 0.6%
738	CIM Commercial Trust, REIT	10,509
23,221	Phillips Edison & Co, Inc., REIT(g)(h)	170,676
26,124	VEREIT, REIT	987,226

		1,168,411

	Total Common Stocks (Cost $1,488,837)	1,401,709

Principal Amount ($)		Value ($)
Agency Collateralized Mortgage Obligations — 0.5%
879,856	Federal National Mortgage Assoc. REMIC, Series 2016-104, Class QA 3.00%, 11/25/2043	904,888
49,907	Federal National Mortgage Assoc. REMIC, Series 2010-16, Class PA 4.50%, 2/25/2040	54,107

	Total Agency Collateralized Mortgage Obligations (Cost $928,382)	958,995
Foreign Corporate Bonds & Notes — 0.3%
SWITZERLAND — 0.3%
500,000	UBS AG (i) 5.13%, 05/15/24	552,375

	Total Foreign Corporate Bonds & Notes (Cost $501,561)	552,375

Shares
Cash Equivalent — 0.9%
MONEY MARKET FUND (j) — 0.9%
1,875,876	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.030%	1,875,876

	Total Cash Equivalent (Cost $1,875,876)	1,875,876
Total Investments - 99.5% (Cost $194,171,827)		202,960,320

Other Assets & Liabilities, Net - 0.5%		1,105,280

Net Assets - 100.0%		204,065,600

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of December 31, 2020	Highland Fixed Income Fund

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $3,605,048 or 1.8% of net assets.

(b)	Perpetual security with no stated maturity date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2020. Current LIBOR rates include 1 month which is equal to 0.144% and 3 months equal to 0.238%.

(g)

Securities with a total aggregate value of $170,676, or 0.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(h)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $170,676, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2020. Please see Notes to Investment Portfolio.

(i)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(j)	Rate shown is 7 day effective yield.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2020	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks — 89.3%
COMMUNICATION SERVICES — 0.8%
3,488	Sinclair Broadcast Group, Inc., Class A (a)	111,093

CONSUMER DISCRETIONARY — 2.1%
4,545	Genesco, Inc. (b)	136,759
1,769	LKQ Corp. (b)	62,340
1,500	Oxford Industries, Inc.	98,265

		297,364

ENERGY — 1.4%
3,210	Dril-Quip, Inc. (b)	95,080
18,749	NexTier Oilfield Solutions (b)	64,496
7,164	SM Energy	43,844

		203,420

FINANCIALS — 20.3%
3,500,000	Alpha Bank AE ADR (b)	997,500
133	Ashford (a)(b)	1,141
4,775	CIT Group, Inc.	171,423
4,000,000	Eurobank Ergasias Services and Holdings ADR	1,386,000
5,570	First Horizon National	71,075
7,013	KKR & Co., Inc., Class A	283,956

		2,911,095

HEALTHCARE — 22.6%
10,700	Aerie Pharmaceuticals, Inc. (b)	144,557
8,450	Amicus Therapeutics, Inc. (b)	195,110
557	Charles River Laboratories International, Inc. (b)	139,172
40,000	Coherus Biosciences, Inc. (a)(b)	695,200
7,995	Collegium Pharmaceutical, Inc. (b)	160,140
25,273	Heron Therapeutics, Inc. (a)(b)	534,903
2,993	Intersect ENT, Inc. (b)	68,540
4,123	MEDNAX, Inc. (b)	101,179
668	Molina Healthcare, Inc. (b)	142,070
1,225	NuVasive, Inc. (b)	69,004
1,138	Pacira BioSciences, Inc. (b)	68,098
70,020	Paratek Pharmaceuticals, Inc. (a)(b)	438,325
1,570	PRA Health Sciences, Inc. (b)	196,941
10,080	Surgery Partners, Inc. (b)	292,421

		3,245,660

INDUSTRIALS — 4.9%
2,310	CoreLogic, Inc.	178,609
7,000	JetBlue Airways Corp. (a)(b)	101,780
14,890	Luxfer Holdings	244,494
4,500	Resources Connection, Inc.	56,565
330	Teledyne Technologies, Inc. (b)	129,353

		710,801

INFORMATION TECHNOLOGY — 10.0%
6,000	Alteryx, Class A (b)	730,740
6,575	Avaya Holdings Corp. (b)	125,912
2,750	Cornerstone OnDemand, Inc. (b)	121,110
5,343	Ebix, Inc.	202,874
1,025	Science Applications International Corp.	97,006
1,588	SS&C Technologies Holdings, Inc.	115,527

Shares		Value ($)
Common Stocks (continued)
INFORMATION TECHNOLOGY (continued)
1,748	Teradata Corp. (b)	39,277

		1,432,446

MATERIALS — 11.4%
13,050	Loma Negra Cia Industrial Argentina ADR	80,257
250,000	MPM Holdings, Inc. (b)(k)	1,250,000
750	Quaker Chemical Corp.	190,042
1,650	Sensient Technologies Corp.	121,721

		1,642,020

REAL ESTATE — 13.1%
7,943	Ashford Hospitality Trust, REIT(a)	20,572
24,250	Independence Realty Trust, Inc., REIT	325,678
27,556	NexPoint Residential Trust, REIT(f)	1,165,894
12,277	RAIT Financial Trust, REIT(b)(c)(d)	—
7,150	RLJ Lodging Trust, REIT	101,173
10,266	Spirit MTA, REIT(b)	7,880
6,525	Spirit Realty Capital, Inc., REIT	262,109

		1,883,306

UTILITIES — 2.7%
54,900	Central Puerto ADR (b)	148,230
2,725	NRG Energy, Inc.	102,324
6,788	Vistra Energy Corp.	133,452

		384,006

	Total Common Stocks (Cost $14,792,091)	12,821,211
Preferred Stock — 10.5%
REAL ESTATE — 10.5%
92,826	Braemar Hotels & Resorts, REIT 5.50%(b)(e)	1,508,163

	Total Preferred Stock (Cost $1,406,889)	1,508,163
Registered Investment Companies — 10.5%
39,647	Highland Global Allocation Fund (f)	258,895
118,673	NexPoint Strategic Opportunities Fund (f)	1,248,440

	Total Registered Investment Companies (Cost $2,779,797)	1,507,335
Master Limited Partnerships — 2.8%
ENERGY — 2.8%
35,645	Energy Transfer LP	220,286
3,575	Plains All American Pipeline LP	29,458
11,238	Western Midstream Partners LP	155,309

	Total Master Limited Partnerships (Cost $656,099)	405,053

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2020	Highland Small-Cap Equity Fund

Shares		Value ($)
Repurchase Agreements(g)(h) — 3.1%
249,000	RBC Dominion Securities 0.080%, dated 12/31/2020 to be repurchased on 01/04/2021, repurchase price $249,002 (collateralized by U.S. Government obligations, ranging in par value $0 - $61,842, 0.000% - 6.000%, 01/05/2021 – 12/20/2050; with total market value $253,980)	249,000
191,660	Citigroup Global Markets 0.070%, dated 12/31/2020 to be repurchased on 01/04/2021, repurchase price $191,662 (collateralized by U.S. Government obligations, ranging in par value $352 - $25,368, 0.000% - 4.000%, 09/15/2021 – 01/01/2051; with total market value $195,493)	191,660

	Total Repurchase Agreements (Cost $440,660)	440,660
Cash Equivalents — 2.8%
MONEY MARKET FUND(i) — 2.8%
408,198	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.030%	408,198

	Total Cash Equivalents (Cost $408,198)	408,198
Total Investments – 119.0% (Cost $20,483,734)		17,090,620

Securities Sold Short— (26.2)%
Common Stocks — (26.2)%
INFORMATION TECHNOLOGY — (26.2)%
(3,460)	Coupa Software (j)	(1,172,629)
(17,000)	Sailpoint Technologies Holdings (j)	(905,080)
(5,000)	Zoom Video Communications, Class A (j)	(1,686,600)

	Total Common Stocks (Proceeds $2,184,353)	(3,764,309)

	Total Securities Sold Short - (26.2)% (Proceeds $2,184,353)	(3,764,309)

Other Assets & Liabilities, Net - 7.3%		1,034,434

Net Assets - 100.0%		14,360,745

(a)

Securities (or a portion of securities) on loan. As of December 31, 2020, the fair value of securities loaned was $1,284,556. The loaned securities were secured with cash and securities collateral of $1,317,559. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2020. Please see Notes to Investment Portfolio.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliated issuer. Assets with a total aggregate market value of $2,673,229, or 18.6% of net assets, were affiliated with the Fund as of December 31, 2020.
(g)	Tri-Party Repurchase Agreement.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2020 was $440,660.
(i)	Rate shown is 7 day effective yield.
(j)	No dividend payable on security sold short.
(k)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”). Additional information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$1,250,000	8.7%

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2020	Highland Socially Responsible Equity Fund

Shares		Value ($)
Common Stocks — 90.7%
COMMUNICATION SERVICES — 13.9%
3,000	Alphabet, Inc., Class A (a)	5,257,920
10,000	Facebook, Inc., Class A (a)	2,731,600
10,000	Verizon Communications, Inc.	587,500
7,000	Walt Disney Co.	1,268,260

		9,845,280

CONSUMER DISCRETIONARY — 12.0%
19,980	Acreage Holdings, Class D (a)	40,959
46,620	Acreage Holdings, Class E (a)	146,853
5,000	Home Depot	1,328,100
13,000	Meritage Homes Corp. (a)	1,076,660
13,000	Starbucks Corp.	1,390,740
3,000	Tesla, Inc. (a)	2,117,010
13,000	Tractor Supply	1,827,540
2,000	Ulta Beauty (a)	574,320

		8,502,182

CONSUMER STAPLES — 5.1%
17,000	Coca-Cola	932,280
12,000	McCormick	1,147,200
11,000	Procter & Gamble	1,530,540

		3,610,020

ENERGY — 1.3%
25,000	ONEOK, Inc.	959,500

FINANCIALS — 5.7%
3,000	BlackRock, Inc., Class A	2,164,620
13,000	First Republic Bank	1,910,090

		4,074,710

HEALTHCARE — 7.7%
4,000	AbbVie, Inc.	428,600
35,000	Bristol-Myers Squibb	2,171,050
11,000	Merck & Co., Inc.	899,800
7,000	West Pharmaceutical Services	1,983,170

		5,482,620

INDUSTRIALS — 4.9%
5,000	Cummins	1,135,500
30,000	Masco	1,647,900
3,000	United Rentals (a)	695,730

		3,479,130

INFORMATION TECHNOLOGY — 35.8%
2,000	Adobe, Inc. (a)	1,000,240
25,000	Advanced Micro Devices (a)	2,292,750
20,000	Cisco Systems	895,000
30,000	Cognizant Technology Solutions, Class A	2,458,500
10,000	Intel Corp.	498,200
5,000	Intuit, Inc.	1,899,250
4,000	Mastercard, Class A	1,427,760
30,000	Microsoft Corp.	6,672,600
3,000	NVIDIA Corp.	1,566,600
5,000	PayPal Holdings, Inc. (a)	1,171,000
10,000	Skyworks Solutions	1,528,800
15,000	Texas Instruments, Inc.	2,461,950
7,000	Visa, Inc., Class A	1,531,110

		25,403,760

Shares		Value ($)
Common Stocks (continued)
MATERIALS — 2.0%
2,000	Linde	527,020
15,000	Newmont Goldcorp Corp.	898,350

		1,425,370

REAL ESTATE — 0.6%
2,000	American Tower, REIT	448,920

UTILITIES — 1.7%
13,000	Ormat Technologies, Inc.	1,173,640

	Total Common Stocks (Cost $55,783,209)	64,405,132
Registered Investment Companies — 8.3%
234,676	NexPoint Merger Arbitrage Fund, Class Z (d)	4,681,784
113,732	NexPoint Strategic Opportunities Fund (d)	1,196,461

	Total Registered Investment Companies (Cost $6,860,934)	5,878,245
Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (a)(b)(c)(e)(f)	—

	Total Preferred Stock (Cost $2,500,002)	—
Cash Equivalent — 2.2%
MONEY MARKET FUND (g) — 2.2%
1,581,306	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.030%	1,581,306

	Total Cash Equivalent (Cost $1,581,306)	1,581,306
Total Investments - 101.2% (Cost $66,725,451)		71,864,683

Other Assets & Liabilities, Net - (1.2)%		(857,376)

Net Assets - 100.0%		71,007,307

(a)	Non-income producing security.
(b)

Securities with a total aggregate value of $0, or 0.00% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.00% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2020. Please see Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of December 31, 2020	Highland Socially Responsible Equity Fund

(d)	Affiliated issuer. Assets with a total aggregate market value of $5,878,245, or 8.3% of net assets, were affiliated with the Fund as of December 31, 2020.
(e)	There is currently no rate available.
(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$—	0.0%

(g)	Rate shown is 7 day effective yield.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2020	Highland Total Return Fund

Shares		Value ($)
Common Stocks — 62.9%
COMMUNICATION SERVICES — 18.5%
581	Alphabet, Inc., Class A (a)	1,018,284
1,051	Alphabet, Inc., Class C (a)	1,841,226
301,279	CenturyLink, Inc.	2,937,470
14,165	Comcast, Class A	742,246
20,116	Liberty Broadband, Class C (a)	3,185,701
32,600	Liberty Global, Class A (a)	789,572
74,136	Liberty Media Corp.-Liberty Formula One, Class A (a)	2,816,427

		13,330,926

CONSUMER DISCRETIONARY — 3.7%
730	Amazon.com, Inc. (a)	2,377,559
25	JG Boswell Co	14,720
28,548	Tandy Leather Factory (a)	91,354
3,340	TJX	228,088

		2,711,721

CONSUMER STAPLES — 3.7%
14,800	British American Tobacco ADR	554,852
4,950	Diageo ADR	786,109
15,815	Philip Morris International, Inc.	1,309,324

		2,650,285

ENERGY — 4.7%
4,660	Texas Pacific Land Trust	3,387,820

FINANCIALS — 10.5%
5,835	Aon, Class A	1,232,760
11,470	Berkshire Hathaway, Inc., Class B (a)	2,659,549
46,018	Brookfield Asset Management, Inc., Class A	1,899,163
17,400	Charles Schwab	922,896
22,000	KKR & Co., Inc., Class A	890,780

		7,605,148

HEALTHCARE — 4.6%
8,250	Medtronic	966,405
7,600	Novartis ADR	717,668
1,115	Regeneron Pharmaceuticals (a)	538,668
15,000	Roche Holding AG, Inc. ADR	657,600
9,550	Sanofi ADR	464,034

		3,344,375

INDUSTRIALS — 8.5%
3,200	AMREP Corp. (a)	27,328
652,122	PICO Holdings, Inc. (a)	6,097,341

		6,124,669

MATERIALS — 2.4%
24,055	Keweenaw Land Association Ltd. (a)	1,721,737

REAL ESTATE — 4.5%
131,500	Colony Capital, REIT(a)	632,515
60,000	Colony Credit Real Estate (a)	450,000
30,675	Equity Commonwealth, REIT(a)	836,814
13,425	Equity LifeStyle Properties, REIT	850,608
1,295	Phillips Edison & Co, Inc., REIT(b)(c)	9,520
12,600	VEREIT, REIT	476,154

		3,255,611

UTILITIES — 1.8%
89,850	PG&E (a)	1,119,531

Shares		Value ($)
Common Stocks (continued)
UTILITIES (continued)
16,500	Pure Cycle (a)	185,295

		1,304,826

	Total Common Stocks (Cost $39,251,530)	45,437,118
Foreign Common Stock — 17.0%
FRANCE — 13.6%
1,239,539	Bollore SA	5,139,883
1	Cie du Cambodge	6,424
2,025	Financiere de L’Odet SA	1,944,560
1	Financiere Moncey	5,408
1	Societe Industrielle et Financiere de l’Artois	4,917
42,310	Vivendi SA	1,366,815
42,025	Vivendi SA ADR	1,349,003

		9,817,010

ITALY — 3.4%
29,900	EXOR	2,432,480

	Total Foreign Common Stock (Cost $11,355,877)	12,249,490
Registered Investment Companies — 6.5%
46,950	BlackRock Core Bond Trust	765,285
17,938	DoubleLine Income Solutions Fund	297,412
47,266	DoubleLine Opportunistic Credit Fund	928,777
82	Guggenheim Taxable Municipal Managed Duration Trust	2,090
10,725	JPMorgan Ultra-Short Income Fund	544,723
30,500	Pershing Square Holdings	1,069,698
60,660	RiverNorth DoubleLine Strategic Opportunity Fund	868,651
39,710	TCW Strategic Income Fund	225,950

	Total Registered Investment Companies (Cost $4,468,839)	4,702,586
Preferred Stock — 5.7%
ENERGY — 0.3%
9,850	Energy Transfer Operating 7.38%(d)(e)	203,600

FINANCIALS — 4.0%
635	Bank of America 7.25%(a)(e)	964,298
8,000	Bank of America 6.20%(e)	199,920
5,000	Gabelli Dividend & Income Trust 5.25%(e)	129,408
3,000	JPMorgan Chase 6.10%(e)	77,250
10,000	JPMorgan Chase 5.75%(e)	281,000
20,000	PNC Financial Services Group 6.13%(d)(e)	535,600
4,000	RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(e)	99,920
19,275	US Bancorp 6.50%(d)(e)	513,872
3,200	Wells Fargo 5.85%(d)(e)	85,920

		2,887,188

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2020	Highland Total Return Fund

Shares		Value ($)
Preferred Stock (continued)
HEALTHCARE — 0.6%
8,650	Becton Dickinson 6.00%, 06/01/2023	476,874

REAL ESTATE — 0.3%
5,000	Equity Commonwealth, REIT 6.50%(e)	149,400
900	Rexford Industrial Realty, REIT 5.88%(e)	23,616
1,166	VEREIT, REIT 6.70%(e)	29,325

		202,341

UTILITIES — 0.5%
8,317	Duke Energy 5.63%, 09/15/2078	239,280
3,200	NextEra Energy Capital Holdings 5.65%, 03/01/2079	90,912
1,332	Southern 5.25%, 12/01/2077	36,377

		366,569

	Total Preferred Stock (Cost $3,844,206)	4,136,572

Principal Amount ($)
Corporate Bonds & Notes — 2.9%
COMMUNICATION SERVICES — 0.0%
	iHeartCommunications, Inc.
6,545	6.38%, 05/01/26	7,015
12,132	8.38%, 05/01/27	12,973

		19,988

ENERGY — 0.0%
42,000	Kinder Morgan, Inc. 5.63%, 11/15/23 (f)	47,424

FINANCIALS — 1.7%
340,000	Bank of America VAR ICE LIBOR USD 3 Month+4.174%, 6.50%, (e)	389,300
100,000	Charles Schwab VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, (e)	105,875
181,000	JPMorgan Chase & Co VAR ICE LIBOR USD 3 Month+3.470%, 3.68%, (e)	181,040
500,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	536,525

		1,212,740

INDUSTRIALS — 0.9%
26,000	General Electric MTN 5.30%, 02/11/21	26,121
645,000	General Electric Co VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, (e)	600,818

		626,939

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
UTILITIES — 0.3%
250,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 2.33%, 05/15/67	214,941

	Total Corporate Bonds & Notes (Cost $2,254,351)	2,122,032
Agency Mortgage-Backed Securities — 1.4%
36,365	Federal Home Loan Mortgage Corp. 5.00%, 6/1/2041	42,310
319,708	Federal National Mortgage Assoc. 3.00%, 2/1/2043 to 6/1/2043 (g)	346,042
146,654	3.50%, 11/1/2042 to 2/1/2043 (g)	161,138
46,969	4.00%, 2/1/2044	51,475
91,780	4.50%, 2/1/2040 to 1/1/2041 (g)	102,841
47,865	5.00%, 6/1/2041	55,659
	Government National Mortgage Assoc.
68,859	3.00%, 4/20/2043 to 6/20/2043 (g)	73,616
70,016	3.50%, 5/20/2043	76,502
80,379	4.00%, 1/20/2041 to 4/20/2043 (g)	88,919
27,979	4.50%, 5/20/2040 to 3/20/2041 (g)	31,180

	Total Agency Mortgage-Backed Securities (Cost $960,751)	1,029,682

Shares

Master Limited Partnership — 0.6%
ENERGY — 0.6%
20,500	Enterprise Products Partners	401,595

	Total Master Limited Partnerships (Cost $314,943)	401,595
Special Purpose Acquisition Company — 0.3%
8,455	Pershing Square Tontine Holdings, Class A (a)	234,373

	Total Special Purpose Acquisition Companies (Cost $163,765)	234,373

Principal Amount ($)
Non-Agency Collateralized Mortgage-Backed Security — 0.2%
60,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047 (h)	61,625

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2020	Highland Total Return Fund

Principal Amount ($)		Value ($)
Non-Agency Collateralized Mortgage-Backed Security (continued)
40,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (h)	43,714

	Total Non-Agency Collateralized Mortgage-Backed Security (Cost $101,112)	105,339
Asset-Backed Security — 0.0%
1	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A VAR ICE LIBOR USD 1 Month+0.740%, 0.89%, 1/25/2034	1

	Total Asset-Backed Securities (Cost $1)	1
Agency Collateralized Mortgage Obligations — 0.0%
33,313	Federal National Mortgage Assoc. REMIC, Series 2012-93, Class SW VAR ICE LIBOR USD 1 Month+6.100%, 5.95%, 9/25/2042 (i)	5,795
2,666	Federal National Mortgage Assoc. STRIPS, Series 2004-354, Class 1 0.00%, 12/25/2034 (J)	2,646

	Total Agency Collateralized Mortgage Obligations (Cost $25,684)	8,441

Units
Warrants — 0.0%
1	Pershing Square Tontine Holdings, Expires 07/27/2025(a)	5

	Total Warrants (Cost $3)	5

Shares
Cash Equivalents — 2.4%
MONEY MARKET FUND(k) — 2.4%
1,716,354	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.030%	1,716,354
	Total Cash Equivalents (Cost $1,716,354)	1,716,354
Total Investments - 99.9% (Cost $64,457,416		72,143,588

Other Assets & Liabilities, Net - 0.1%		46,170

Net Assets - 100.0%		72,189,758

(a)	Non-income producing security.
(b)

Securities with a total aggregate value of $9,520, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $9,520, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2020. Please see Notes to Investment Portfolio.

(d)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2020. Current LIBOR rates include 1 month which is equal to 0.144% and 3 months equal to 0.238%.

(e)	Perpetual security with no stated maturity date.
(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $47,424 or 0.1% of net assets.

(g)	Securities are grouped by coupon and represent a range of maturities.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(i)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(k)	Rate shown is 7 day effective yield.

The Fund invested in the following countries as of December 31, 2020:

Country	Percentage (based on Total Investments)*
United States	80.5%
France	13.6%
Italy	3.4%
United Kingdom	1.5%
Switzerland	1.0%

100.0%

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2020	Highland Total Return Fund

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Media & Entertainment	13.3%	10.9%	24.2%
Diversified Financials	9.4%	3.4%	12.8%
Commercial Services & Supplies	8.5%	0.0%	8.5%
Telecommunication Services	5.2%	0.0%	5.2%
Energy	4.7%	0.0%	4.7%
Real Estate	3.9%	0.0%	3.9%
Retailing	3.8%	0.0%	3.8%
Food, Beverage & Tobacco	3.7%	0.0%	3.7%
Pharmaceuticals, Biotechnology & Life Sciences	2.3%	1.0%	3.3%
Transportation	0.0%	2.7%	2.7%
Materials	2.4%	0.0%	2.4%
Utilities	1.8%	0.0%	1.8%
Insurance	1.7%	0.0%	1.7%
Health Care Equipment & Services	1.3%	0.0%	1.3%
Consumer Durables & Apparel	0.0%	0.0%	0.0%
Technology Hardware & Equipment	0.0%	0.0%	0.0%

			80.0%

Sector	Percentage (based on Total Investments)*
Preferred Stock	5.7%
Corporate Bonds & Notes	2.9%
Agency Mortgage-Backed Security	1.4%
Other (each less than 1.0%)	1.1%

11.1%

Other Instruments	Percentage (based on Total Investments)*
Registered Investment Companies	6.5%
Cash Equivalents	2.4%

8.9%

100.0%

1	Includes domestic and foreign equity securities
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of December 31, 2020	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises five portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the period ended December 31, 2020 for four of the Funds: Highland Socially Responsible Equity Fund (the “Socially Responsible Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Global Allocation Fund is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2020, the Funds’ investments consisted of asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, preferred stocks, warrants, securities sold short, special purpose acquisition companies, mortgage-backed securities, collateralized mortgage obligations, U.S. Treasury obligations, municipal bonds and repurchase agreements. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of December 31, 2020 is as follows:

	Total value at December 31, 2020 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)
Highland Socially Responsible Equity Fund
Assets
Common Stocks
Communication Services	9,845,280	9,845,280	—	—
Consumer Discretionary	8,502,182	8,502,182	—	—
Consumer Staples	3,610,020	3,610,020	—	—
Energy	959,500	959,500	—	—
Financials	4,074,710	4,074,710	—	—
Healthcare	5,482,620	5,482,620	—	—
Industrials	3,479,130	3,479,130	—	—
Information Technology	25,403,760	25,403,760	—	—
Materials	1,425,370	1,425,370	—	—
Real Estate	448,920	448,920	—	—
Utilities	1,173,640	1,173,640	—	—
Registered Investment Companies	5,878,245	5,878,245	—	—
Preferred Stock
Healthcare	—	—	—	—	(1)
Cash Equivalent	1,581,306	1,581,306	—	—

Total Assets	71,864,683	71,864,683	—	—

(1)	This Category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

	Total value at December 31, 2020 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)
Highland Small-Cap Equity Fund
Assets
Common Stocks
Communication Services	111,093	111,093	—	—
Consumer Discretionary	297,364	297,364	—	—
Energy	203,420	203,420	—	—
Financials	2,911,095	2,911,095	—	—
Healthcare	3,245,660	3,245,660	—	—
Industrials	710,801	710,801	—	—
Information Technology	1,432,446	1,432,446	—	—
Materials	1,642,020	392,020	1,250,000	—
Real Estate	1,883,306	1,883,306	—	—	(1)
Utilities	384,006	384,006	—	—
Preferred Stock
Real Estate	1,508,163	—	1,508,163	—
Registered Investment Companies	1,507,335	1,507,335	—	—
Master Limited Partnerships
Energy	405,053	405,053	—	—
Repurchase Agreements	440,660	—	440,660	—
Cash Equivalents	408,198	408,198	—	—

Total Assets	17,090,620	13,891,797	3,198,823	—

Liabilities
Securities Sold Short
Common Stocks
Information Technology	(3,764,309)	(3,764,309)	—	—

Total Liabilities	(3,764,309)	(3,764,309)	—	—

Total	13,326,311	10,127,488	3,198,823	—

(1)	This Category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

	Total value at December 31, 2020 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)
Highland Total Return Fund
Assets
Common Stocks
Communication Services	13,330,926	13,330,926	—	—
Consumer Discretionary	2,711,721	2,711,721	—	—
Consumer Staples	2,650,285	2,650,285	—	—
Energy	3,387,820	3,387,820	—	—
Financials	7,605,148	7,605,148	—	—
Healthcare	3,344,375	3,344,375	—	—
Industrials	6,124,669	6,124,669	—	—
Materials	1,721,737	1,721,737	—	—
Real Estate	3,255,611	3,246,091	—	9,520
Utilities	1,304,826	1,304,826	—	—
Foreign Common Stock
France	9,817,010	9,817,010	—	—
Italy	2,432,480	2,432,480	—	—
Registered Investment Companies	4,702,586	4,702,586	—	—
Preferred Stock
Energy	203,600	203,600	—	—
Financials	2,887,188	2,657,860	229,328	—
Healthcare	476,874	—	476,874	—
Real Estate	202,341	29,325	173,016	—
Utilities	366,569	366,569	—	—
Corporate Bonds & Notes
Communication Services	19,988	—	19,988	—
Energy	47,424	—	47,424	—
Financials	1,212,740	—	1,212,740	—
Industrials	626,939	—	626,939	—
Utilities	214,941	—	214,941	—
Agency Mortgage-Backed Securities	1,029,682	—	1,029,682	—
Master Limited Partnerships
Energy	401,595	401,595	—	—
Special Purpose Acquisition Companies	234,373	234,373	—	—
Non-Agency Collateralized Mortgage-Backed Security	105,339	—	105,339	—
Agency Collateralized Mortgage Obligations	8,441	—	8,441	—
Asset-Backed Securities	1	—	1	—
Warrants
	5	—	5	—
Cash Equivalents	1,716,354	1,716,354	—	—

Total Assets	72,143,588	67,989,350	4,144,718	9,520

Total	72,143,588	67,989,350	4,144,718	9,520

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

	Total value at December 31, 2020 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)
Highland Fixed Income Fund
Assets
Corporate Bonds & Notes
Communication Services	3,016,518	—	3,016,518	—
Consumer Discretionary	11,179,377	—	11,179,377	—
Consumer Staples	4,324,859	—	4,324,859	—
Energy	1,614,425	—	1,614,425	—
Financials	27,044,654	—	27,044,654	—
Healthcare	3,522,762	—	3,522,762	—
Industrials	15,560,862	—	15,560,862	—
Materials	5,336,528	—	5,336,528	—
Real Estate	12,167,871	—	12,167,871	—
Utilities	13,583,679	—	13,583,679	—
Agency Mortgage-Backed Securities	46,317,718	—	46,317,718	—
Preferred Stock
Communication Services	6,110,529	6,110,529	—	—
Energy	3,175,008	3,175,008	—	—
Financials	2,415,105	894,845	1,520,260	—
Real Estate	482,246	482,246	—	—
Utilities	2,521,372	2,021,569	499,803	—
U.S. Treasury Obligations	11,833,824	—	11,833,824	—
Registered Investment Companies	10,668,408	10,668,408	—	—
U.S. Government Agency - Asset-Backed Securities	7,381,693	—	7,381,693	—
Municipal Bonds
California	1,132,274	—	1,132,274	—
Kentucky	753,277	—	753,277	—
Maryland	530,910	—	530,910	—
Michigan	1,398,750	—	1,398,750	—
New York	1,193,670	—	1,193,670	—
North Dakota	948,720	—	948,720	—
Washington	773,738	—	773,738	—
Asset-Backed Securities	1,536,998	—	1,536,998	—
Non-Agency Collateralized Mortgage-Backed Securities	1,645,590	—	1,645,590	—
Common Stocks
Financials	233,298	233,298	—	—
Real Estate	1,168,411	997,735	—	170,676
Agency Collateralized Mortgage Obligations	958,995	—	958,995	—
Foreign Corporate Bonds & Notes
Switzerland	552,375	—	552,375	—
Cash Equivalent	1,875,876	1,875,876	—	—

Total Assets	202,960,320	26,459,514	176,330,130	170,676

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

The tables below set forth a summary of changes in the Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the period ended December 31, 2020.

	Balance as of September 30, 2020	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of December 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at December 31, 2020
Highland Total Return Fund

Common Stocks
Real Estate	$12,434	$—	$—	$—	$—	$(2,914)	$—	$—	$9,520	$(2,914)

Total	$12,434	$—	$—	$—	$—	$(2,914)	$—	$—	$9,520	$(2,914)

	Balance as of September 30, 2020	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of December 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at December 31, 2020
Highland Fixed Income Fund

Common Stocks
Real Estate	$222,924	$—	$—	$—	$—	$(52,248)	$—	$—	$170,676	$(52,248)

Total	$222,924	$—	$—	$—	$—	$(52,248)	$—	$—	$170,676	$(52,248)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Total Return Fund

Category	Fair Value at 12/31/2020 ($)	Valuation Technique	Unobservable Inputs	Input Value(s)
REIT	9,520	Market Approach	Market Index Adjustment	6.4%
		NAV	Third Party Value Indication	$8.75

Total	9,520

Highland Fixed Income Fund

Category	Fair Value at 12/31/2020 ($)	Valuation Technique	Unobservable Inputs	Input Value(s)
REIT	170,676	Market Approach	Market Index Adjustment	6.4%
		NAV	Third Party Value Indication	$8.75

Total	170,676

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2020	Highland Funds II

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the period ended December 31, 2020, the Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of December 31, 2020:

Socially Responsible Equity Fund	Shares at September 30, 2020	Beginning Value as of September 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2020	Shares at December 31, 2020	Affiliated Income	Cap Gain Distributions
Issuer		$	$	$	$	$	$		$	$
Majority Owned, Not Consolidated
None
Other Affiliates
NexPoint Merger Arbitrage Fund (Registered Investment Company)	221,701	4,538,227	259,361	—	—	(115,804)	4,681,784	234,676	250,837	—
NexPoint Strategic Opportunities Fund (Registered Investment Company)	113,732	984,919	—	—	—	211,542	1,196,461	113,732	17,060	—
Other Controlled
None

Total	335,433	5,523,146	259,361	—	—	95,738	5,878,245	348,408	267,897	—

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (concluded)

As of December 31, 2020	Highland Funds II

Small-Cap Equity Fund	Shares at September 30, 2020	Beginning Value as of September 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of December 31, 2020	Shares at December 31, 2020	Affiliated Income	Cap Gain Distributions
Issuer		$	$	$	$	$	$		$	$
Majority Owned, Not Consolidated
None
Other Affiliates
NexPoint Residential Trust, Inc., REIT	27,333	1,212,218	17,966	(7,768)	—	(56,522)	1,165,894	27,556	1,610	—
Highland Global Allocation Fund (Registered Investment Company)	39,647	245,812	—	—	—	13,083	258,895	39,647	9,991	—
NexPoint Strategic Opportunities Fund (Registered Investment Company)	118,673	1,027,708	—	—	—	220,732	1,248,440	118,673	17,801	—
Other Controlled
None

Total	185,653	2,485,738	17,966	(7,768)	—	177,293	2,673,229	185,876	29,402	—